Business Combinations - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) $ in Thousands	Jun. 30, 2017 USD ($)
Assets acquired and liabilities assumed:
Goodwill	$ 8,724
Semanta, s.r.o and Yhat, Inc. [Member]
Assets acquired and liabilities assumed:
Cash and cash equivalents	382
Accounts receivable	247
Prepaid expenses and other assets	68
Property and equipment	54
Intangible assets	9,220
Goodwill	8,724
Accounts payable	(479)
Accrued expenses, deferred revenue and other current liabilities	(205)
Deferred tax liability, included in other liabilities	(1,587)
Total purchase consideration	$ 16,424